Organization of The Company and Significant Accounting Policies: Principles of Consolidation (Policies)	12 Months Ended
Dec. 31, 2014
Policies
Principles of Consolidation

Principles of consolidation

For the fiscal years ended December 31, 2014 and 2013, the consolidated financial statements include the accounts of Spindle, Inc. and Spindle Mobile, Inc. All significant intercompany balances and transactions have been eliminated. Spindle, Inc. and Spindle Mobile, Inc. will be collectively referred herein to as the “Company”.